SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Share Based Payments Arrangements [Abstract]
SHARE BASED PAYMENTS	SHARE BASED PAYMENTS
2018 Global Equity Incentive Plan

In August 2018, the Board of Directors of the Company adopted an equity incentive plan that subsequently has been amended and restated, most recently in June 2022, and is now known as the Selina Hospitality PLC Amended and Restated 2018 Global Equity Incentive Plan (the “Original Plan”). Certain subplans to the Original Plan, including an Israeli subplan and UK subplan, also were approved by the Board.

The Original Plan provided for the grant, at the discretion of the Board of Directors, of stock options and other equity awards. The maximum number of shares that were authorized to be issued pursuant to awards under the plan was 3,576,469. Generally, options are to expire ten years from the date of grant unless they are exercised before then. The Original Plan is treated as equity-settled share-based payments.

Options granted to advisors

The board granted awards to certain advisors in previous years. The awards included 264,159 shares and 10,800 options, both subject to vesting conditions. During 2022, the Group granted no options to advisors (2021 – 1,271 options, 2020 - nil) and all of the previously granted shares and options had fully vested at December 31, 2021.
2022 Omnibus Equity Incentive Plan

In 2022, the Board of Directors and shareholders of the Company adopted the Selina Hospitality PLC 2022 Omnibus Equity Incentive Plan (“New Plan”), established as a successor to the Original Plan. Israeli and UK subplans have been approved as part of the New Plan. No additional grants may be made under the Original Plan from the closing of the Business Combination on October 27, 2022 as the New Plan took effect at that time. However, outstanding awards under the Original Plan as of the closing date shall continue in effect according to their terms.

The purpose of the New Plan is to provide employees of Selina and its subsidiaries, certain consultants and advisors who perform services for Selina or its subsidiaries, and non-employee members of the Board with the opportunity to receive grants of incentive options, nonqualified options, share appreciation rights, share awards, share units, and other share-based awards.

The maximum number of ordinary shares authorized for issuance pursuant to awards made under the New Plan was 9,646,567 as of the closing of the Business Combination and generally increases each year by 1.5% of the total outstanding shares of the Company as at the end of the previous year. Accordingly, the total headroom under New Plan was increased to 11,114,553 ordinary shares in January 2023.

Additionally, awards under the Original Plan that terminate, expire or are cancelled, forfeited, exchanged or surrendered on or after the closing of the Business Combination without having been exercised, vested or paid prior to such time, including shares tendered or withheld to satisfy tax withholding obligations with respect to outstanding grants under the Original Plan, shall be available for issuance or transfer under the New Plan. As of December 31, 2022, no awards had been issued under the New Plan.

Phantom Equity Incentive Plan

In 2021, the Group adopted a Global Phantom Equity Incentive Plan (the “Phantom Plan”) intended to promote the interests of the Group by providing certain employees and non-employees with an opportunity to participate in an appreciation of the Company’s value in connection with the occurrence of a qualifying liquidity event, such as an initial public offering or change of control, via the issuance of phantom shares.

The most recent valuation at December 2022 indicated a phantom share value of $19.8 per share ($13.3 per share at December 2021). Each phantom share that remains outstanding as of immediately prior to a qualifying liquidity event shall become vested and non-forfeitable upon the occurrence of such an event. Phantom shares will expire on the seventh anniversary from grant date if the qualifying liquidity event does not take place, or in case of liquidation, dissolution or winding up of the Company.

The Phantom Plan was used, in part, to compensate employees whose salaries were reduced as a result of measures taken to address the impact of the COVID-19 pandemic. The Group believes the Phantom Plan meets the cash-settled share-based payment transaction definition in IFRS 2, Appendix A. The Capital Reorganization described in Note 14 represented a qualifying liquidity event, and as such the Group recognized a
$3,528 thousand compensation expense under such Plan during 2022 (2021: $2,377 thousand, 2020: $1,057 thousand compensation expense recognized as the Group considered probable that a qualifying liquidity event would occur).

Employee Share Purchase Plan

In 2022, the Board of Directors and shareholders of the Company adopted the Selina Hospitality PLC Employee Share Purchase Plan (“ESPP”), which became effective on October 27, 2022 in conjunction with the closing of the Business Combination, and is intended to provide eligible employees with the opportunity to acquire ordinary shares in the Company through participation in a payroll-deduction based employee share purchase plan intended to meet the requirements of section 423 of the Internal Revenue Code (the “Code”). The ESPP also authorizes offerings that are not intended to comply with the requirements of section 423 of the Code, but that are designed to comply with the requirements of jurisdictions outside the United States.

The ordinary shares that are purchasable under the ESPP may be newly issued or reacquired shares, and the aggregate number of shares that may be issued or transferred pursuant to the rights granted under the ESPP was 1,929,313 ordinary shares as of December 31, 2022. That headroom generally increases each year by 1% of the aggregate number of Company shares outstanding on the last trading day of the immediately preceding fiscal year and, accordingly, was increased to 2,907,970 ordinary shares in January 2023. As of December 31, 2022, no shares were purchased under the ESPP.

Stock-based compensation expense was composed as follows:

	Year ended December 31,
	2022	2021	2020
	(In thousands of US$)
Equity-settled share-based payment plans	2,021	2,817	1,340
Cash-settled share-based payment plans	3,528	2,377	1,057
Total share-based payments	5,549	5,194	2,397
Employees	5,549	5,192	2,301
Advisors	—	2	96
Total share-based payments	5,549	5,194	2,397
The table below summarizes the number and weighted average exercise prices (WAEP) relating to stock options issued under the Plan for employees during the year ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022		2021		2020
	Number	WAEP	Number	WAEP	Number	WAEP
Options at beginning of year	5,227,099	6.7	3,620,737	6.0	2,283,130	4.6
Options granted	1,882,046	4.0	1,980,828	7.5	2,004,410	7.9
Options exercised	(20,152)	5.5	(211,582.0)	0.5	-	-
Options forfeited	(923,438)	7.8	(162,884)	7.1	(666,803)	7.0
Options outstanding at end of year	6,165,555	8.1	5,227,099	6.7	3,620,737	6.0
Options exercisable at end of year	3,665,582	4.9	2,494,059	4.9	1,594,238	3.7

The weighted average number of stock options outstanding during the current period (and for periods all presented) was adjusted for the Subdivision event of Selina's Ordinary shares described in Note 23, that have increased the number of ordinary shares outstanding for no additional consideration. The number of stock options outstanding before the Subdivision event was adjusted for the proportionate change in the number of ordinary shares outstanding as if the Subdivision event had occurred at the beginning of the earliest period presented.

Measurement of the fair value of equity-settled share options:
The Company uses the Black-Scholes (B&S) model when estimating the grant date fair value of equity-settled share options. The measurement of the fair value is at the grant date of equity-settled share options, and takes into account the expected volatility of the share prices, based on comparable companies' share price volatility.
The following table lists the inputs to the Black-Scholes model used for the fair value measurement of the newly granted equity-settled share options for the above plans:

	Year ended December 31,
	2022	2021	2020
Weighted average fair value at the measurement date ($)	6.3	11.0	3.3
Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	55.4	87.6	70.3
Risk-free interest rate (%)	2.0	1.1	0.4
Expected life of share options (years)	6.2	6.4	6.5
Weighted average share price ($)	3.2	4.2	1.9
Model used	B&S	B&S	B&S
The weighted average remaining contractual life for the share options outstanding as of December 31, 2022 was 7.9 years (as of December 31, 2021: 8.4 years and as of December 31, 2020: 8.9 years).
The range of exercise prices for share options outstanding as of December 31, 2022 was $0.01 - $8.86 (as of December 31, 2021: $0.01 - $15.92 and as of December 31, 2020: $0.01 - $15.92).

On 5 August 2022, the Compensation Committee of the Board of Directors resolved to amend 526,649 outstanding options to reduce the exercise price per share to $17.5. The incremental fair value of $269 thousand resulting from this modification was recognized as an expense. The incremental fair value granted was calculated as the difference between the fair value of the options with reduced exercise price and the net fair value of the initial options, at the date the replacement equity instruments are granted.

During the year ended December 31, 2022, the Group issued 1,422,328 Restricted Share Units with a weighted-average fair value of $2.71 measured on the basis of an observable market price (year ended December 31, 2021: $0, December 31, 2020: $0).
Additionally, the Group entered into equity-settled share-based transactions with parties other than employees in 2017, namely investors who were providing advisory services to the Group, and with advisor who is not an investor in The Group has measured the transaction indirectly at the fair value of the instruments granted at grant date. Market condition features were not incorporated into the measurement of fair value. For the year ended December 31, 2022, the advisory related stock-based compensation expense was $0 (2021 - $2 thousand and 2020 - $96 thousand).

During the year ended December 31, 2022, 0 (2021: 0, 2020: 30,453) shares and 0 (2021: 1,271, 2020: 3,600) options vested in relation to advisory share agreements with key advisors of the Group.
Cash-settled share-based payment transactions
The following table presents the outstanding liabilities in respect of which the employee's right has vested by the reporting date:

	Year ended December 31,
	2022	2021
	(In thousands of US$)
Granted (units)	352,557	258,406
Phantom share fair value ($)	19.8	13.3
Total liabilities	6,963	3,434